CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2012 Consolidated Variable Interest Entity (VIEs) CNY	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) CNY
Accounts payable	$ 17,078	106,399		59,618	$ 16,574	103,261		56,531
Accrued employee benefits	5,792	36,084		30,478	4,244	26,441		23,108
Accrued expenses and other payables	9,273	57,773		61,565	7,829	48,776		44,409
Income tax payable	3,617	22,537		16,150	2,440	15,200		13,760
Liabilities for uncertain tax positions	1,892	11,786		6,193	650	4,050		2,419
Dividend payable				130	0	0		130
Amounts due to related parties	171	1,062		18	168	1,044	0
Current portion of capital lease obligations				5,347	0	0		5,347
Deferred government grant	539	3,360			539	3,360	0
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 4,100	25,545	$ 451	2,809
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	374,464,476	374,464,476	379,581,708	379,581,708
Ordinary shares, shares outstanding (in shares)	374,464,476	374,464,476	379,581,708	379,581,708